MEMBERS CONTRIBUTION	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
MEMBERS CONTRIBUTION	NOTE 7. MEMBERS CONTRIBUTION Members contribution consists of capital contribution from Mag Mille Capital.